CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	2,073,522,118	1,680,220,892
Ordinary shares, shares outstanding	2,055,461,094	1,662,159,868
Treasury stock, shares	18,061,024	18,061,024
Trade and notes receivables, Allowance for credit losses | ¥	¥ 46.2	¥ 39.6
Amounts due from related parties, Allowance for credit losses | ¥	8.8	6.7
Prepayments and other current assets, Allowance for credit losses | ¥	5.4	4.0
Other non-current assets, Allowance for credit losses | ¥	¥ 53.4	¥ 89.6
Class A Ordinary Shares
Ordinary shares, shares authorized	2,632,030,222	2,632,030,222
Ordinary shares, shares issued	1,925,022,118	1,531,720,892
Ordinary shares, shares outstanding	1,906,961,094	1,513,659,868
Class B Ordinary Shares
Ordinary shares, shares authorized	0	0
Class C Ordinary Shares
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000